Accounts Payable and Other Liabilities (Tables)	3 Months Ended
Sep. 30, 2023
Accounts Payable and Other Liabilities [Abstract]
Schedule of Accounts Payable
	As of September 30, 2023	As of June 30, 2023
Transaction expenses payable	3,579,057	3,579,057
Related parties	756,887	774,460
Accruals	1,113,604	787,010
Trade payables	2,313,204	2,339,087
Total Accounts payable	$7,762,752	$7,479,614

Schedule of Other Liabilities
	As of September 30, 2023	As of June 30, 2023
Related parties	677,000	677,000
Deferred payment related to Business Combination	498,772	492,799
Wages	265,745	221,141
Taxes	30,926	23,334
Others	366,914	271,371
Total Other liabilities	$1,839,357	$1,685,645